COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2011
COMMITMENTS, CONTINGENCIES AND GUARANTEES
Minimum future rental income on noncancelable operating leases of flight equipment that has been delivered

At December 31, 2011 (in millions)

2012	$4,091
2013	3,585
2014	2,900
2015	2,180
2016	1,570
Remaining years after 2016	1,701

Total	$16,027

Future minimum lease payments under operating leases

At December 31, 2011 (in millions)

2012	$422
2013	332
2014	234
2015	181
2016	151
Remaining years after 2016	428

Total	$1,748